Goodwill and Other Intangible Assets - Composition of Goodwill and Changes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at the beginning of year	$ 176,374	$ 170,177
Acquired during the year	1,112	6,197
Balance at the end of year	$ 177,486	$ 176,374